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TAXABLE BOND & MONEY MARKET FUNDS

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

SEMI-ANNUAL REPORT
March 31, 2000



Bond Market Overview
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.

Dear Investor:

We are pleased to present the semi-annual reports for the First
Investors taxable bond and money market funds for the six month period ended March 31, 2000.

The past six months have been characterized by two different bond markets. From October through mid-January, bonds continued to be plagued by the bear market that had existed throughout 1999. However, the market experienced a sharp turnaround in mid-January, and bull market conditions prevailed for the rest of the reporting period. The bond market rally was surprising in light of the strong U.S. economy and the Federal Reserve Board's ("the Fed") attempt to slow the economy by systematically raising interest rates. For the most part, the rally was confined to the Treasury market, as yields in other sectors (corporate, mortgage-backed, high yield) remained high, reflecting the strength of the economy and the Fed's actions.

The benchmark 30-year U.S. Treasury bond yield rose from 6.05% on September 30, 1999 to 6.75% on January 20, 2000, its highest level since 1997. This sharp rise in interest rates drove down bond prices. The rising interest rate environment was triggered primarily by the surprising strength of the U.S. economy. Gross domestic product (GDP) rose 7.3% in the fourth quarter of 1999, the strongest growth rate since 1984. The unemployment rate dropped to just 4% in January, a 30-year low. Consumer confidence reached record highs, with climbing personal income and asset growth due to the strong housing and stock markets. The Fed became increasingly concerned during 1999 that the accelerated rate of economic growth would lead to inflation. To offset this possibility, the Fed raised the federal funds rate in June, August, and November to slow the economy.

The bond market (primarily the Treasury sector) rebounded dramatically in mid-January. The 30-year U.S. Treasury bond yield rallied from 6.75% on January 20 to 5.83% on March 31. The steady decline of interest rates was largely due to the federal budget surplus, which may be as large as $200 billion this year. This surplus has been produced by the roaring economy of recent years, and has allowed the U.S. government to decrease the issuance of new Treasury securities and to pay down its debt. In March, the Treasury Department started buying back outstanding debt in the open market.

The Fed continued its vigilant watch over inflationary pressures during the first quarter of 2000, raising interest rates in February and March due to the economy's continued strength. (First quarter 2000 GDP growth is estimated to be very strong, at 5%-6%.) However, despite the economy's strength and the length of the current economic expansion, inflation remained remarkably low. Excluding food and energy, consumer



Bond Market Overview (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.

prices were up only 2.4% for the last 12 months, compared to a 2.1% pace from a year ago. Low inflation encouraged investors to buy bonds, as they viewed the Fed's actions as a preemptive strike against inflation.

An interesting and rare phenomenon occurred as the market rallied in January -- the yield curve inverted. Normally, interest rates on bonds with longer maturities are higher than interest rates on bonds with shorter maturities due to the former's greater interest rate risk. However, in recent months, the interest rates on longer maturity bonds have fallen below those of shorter maturities, as investors have flocked to "long bonds" due to the scarcity of high-quality bonds.

Performance by sector within the bond market varied substantially during the reporting period. The Treasury market was the best performing sector over the past six months. This sector's performance was aided by a perceived scarcity of Treasury securities and the fact that they have no credit risk. While the long-term Treasury market rallied, interest rates in other bond markets remained at or near bear market levels. The investment grade corporate bond market had mixed performance. As Treasury yields fell during the first quarter, corporate yields remained high, substantially widening the yield spread between corporate and Treasury bonds. Corporate bonds were held back by heavy supply in the first quarter of 2000, as well as "event risk" -- concern that companies with lagging stocks would take actions to boost share prices that would hurt bondholders. Mortgage-backed bonds also posted mixed performance for the reporting period. Despite low supply and a positive prepayment environment, mortgage-backed securities lagged the Treasury market due to the inverted yield curve (rising short-term rates hurt mortgage-backed securities' prices, as do falling long-term rates). The yield spread between mortgage-backed bonds and Treasuries ended the reporting period at its widest level since October 1998. The high yield corporate bond market suffered through weak performance. Despite the strong economy, high yield bond prices fell due to rising default rates, declining demand because of competition from equity market returns, and event risk. The money markets benefited from higher yields during the reporting period, as the Fed raised interest rates three times for a total of 75 basis points (.75%). Money market yields increased commensurately.

The economy ended the reporting period with considerable momentum. Going forward, we expect that the Fed will continue to raise short-term rates in an effort to cool the expansion. It is difficult to envision that long-term interest rates will fall further until the economy slows. In this challenging environment, sector and security selection will be particularly important.



Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our shareholders to follow to reduce exposure to risk.* First, we encourage shareholders to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our shareholders to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our shareholders to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. If you use dollar cost averaging, you should consider your ability to continue purchases through periods of declining prices.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

April 28, 2000

* There are a variety of risks associated with investing in bond mutual funds, including interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole. You should consult your prospectus for a precise explanation of the risks associated with your fund.




Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                          Interest                $10,000 of
      Amount     Security                                                Rate*        Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CORPORATE NOTES--88.1%
    $ 6,000M     Abbott Laboratories, 4/13/2000                          5.98%  $ 5,988,016        $ 347
      1,300M     Associates Corp. of North America,
                   4/6/2000                                              5.56     1,300,205           75
      1,000M     Associates Corp. of North America,
                   4/6/2000                                              5.70     1,000,157           58
      1,015M     Associates Corp. of North America,
                   6/15/2000                                             6.08     1,014,729           59
        100M     Associates Corp. of North America,
                   6/15/2000                                             6.20        99,973            6
        600M     Associates Corp. of North America,
                   9/15/2000                                             6.34       599,531           35
      5,600M     AT&T Corp., 3/8/2001                                    5.89     5,599,494          324
      4,500M     BellSouth Corp., 4/12/2000                              6.00     4,491,738          260
      4,500M     Chevron Corp., 4/14/2000                                6.07     4,490,135          260
      6,000M     Clorox Co., 4/7/2000                                    5.81     5,994,140          347
        450M     Colgate-Palmolive Co., 4/17/2000                        5.13       450,077           26
      1,000M     Donnelley RR & Sons Co., 6/21/2000                      5.95     1,000,804           58
      1,000M     Dow Jones & Company, Inc., 12/1/2000                    6.54       994,276           58
      1,000M     Dresser Industries, Inc., 6/1/2000                      5.90     1,000,386           58
      1,335M     Dresser Industries, Inc., 6/1/2000                      5.91     1,335,516           77
        400M     Dresser Industries, Inc., 6/1/2000                      6.14       400,154           23
      2,075M     Du Pont (E.I.) de Nemours & Co.,
                   4/15/2000                                             5.19     2,077,749          120
      1,000M     Du Pont (E.I.) de Nemours & Co.,
                   4/15/2000                                             6.00     1,001,325           58
      3,500M     Du Pont (E.I.) de Nemours & Co.,
                   10/11/2000                                            6.53     3,491,942          202
      3,500M     Eastman Kodak Co., 5/9/2000                             5.90     3,478,084          201
        200M     First Union Corp., 6/15/2000                            6.20       200,070           12
      3,000M     First Union Corp., 10/27/2000                           6.73     3,000,000          174
      1,000M     Florida Power Corp., 4/1/2000                           5.85     1,000,000           58
      2,000M     Ford Motor Credit Co., 4/15/2000                        5.65     2,002,786          116
      1,000M     Ford Motor Credit Co., 8/16/2000                        6.40     1,001,140           58
        530M     Ford Motor Credit Co., 10/6/2000                        6.61       529,110           31
      2,500M     Ford Motor Credit Co., 11/8/2000                        6.60     2,492,897          144
        400M     Gannett Company, Inc., 5/1/2000                         6.02       399,900           23
        500M     Gannett Company, Inc., 5/1/2000                         6.04       499,875           29
        250M     Gannett Company, Inc., 5/1/2000                         6.15       249,938           14
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                          Interest                $10,000 of
      Amount     Security                                                Rate*        Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CORPORATE NOTES (continued)
    $ 4,500M     General Electric Capital Corp., 4/13/2000               5.91%  $ 4,491,109        $ 260
        750M     General Electric Capital Corp., 4/24/2000               5.65       750,027           43
      1,500M     General Electric Capital Corp., 8/16/2000               6.32     1,498,187           87
      7,000M     General Mills, Inc., 4/5/2000                           5.80     6,995,470          405
      7,600M     Illinois Tool Works, Inc., 4/25/2000                    5.86     7,570,188          438
        200M     International Business Machines Corp.,
                   6/15/2000                                             5.67       200,186           12
      1,000M     International Business Machines Corp.,
                   6/15/2000                                             5.68     1,000,930           58
        500M     International Business Machines Corp.,
                   6/15/2000                                             5.70       500,465           29
      1,350M     International Business Machines Corp.,
                   6/15/2000                                             5.72     1,351,255           78
        570M     International Business Machines Corp.,
                   6/15/2000                                             5.80       570,530           33
      1,000M     International Business Machines Corp.,
                   6/15/2000                                             5.90     1,000,930           58
      1,500M     International Business Machines Corp.,
                   6/15/2000                                             5.94     1,501,396           87
      1,025M     International Business Machines Corp.,
                   6/15/2000                                             6.10     1,025,954           59
      4,000M     Johnson & Johnson, 5/5/2000                             5.90     3,977,335          230
      1,550M     Lubrizol Corp., 5/8/2000                                5.93     1,540,524           89
      3,000M     McGraw-Hill Companies, Inc., 4/25/2000                  5.83     2,988,272          173
      2,450M     National Rural Utilities Coop.
                   Finance Corp., 4/17/2000                              5.83     2,443,615          141
      2,000M     NIKE, Inc., 6/16/2000                                   5.32     2,003,512          116
      2,340M     Paccar Financial Corp., 7/17/2000                       6.17     2,333,014          135
      7,000M     PepsiCo, Inc., 4/7/2000                                 6.10     6,992,882          405
        500M     PepsiCo, Inc., 5/15/2000                                6.11       500,358           29
        500M     PepsiCo, Inc., 6/1/2000                                 6.11       499,729           29
      4,000M     Pfizer Corp., 4/17/2000                                 5.91     3,989,464          231
      3,000M     Pitney Bowes Credit Corp., 4/3/2000                     5.96     2,999,005          174
      5,000M     Prudential Funding Corp., 4/14/2000                     6.01     4,989,147          289
      3,000M     Prudential Funding Corp., 5/25/2000                     5.91     2,973,234          172
      1,525M     Regions Bank, 4/7/2000                                  5.95     1,523,484           88
      3,000M     Regions Bank, 4/13/2000                                 5.95     2,994,034          173
      6,000M     Sara Lee Corp., 4/3/2000                                6.01     5,997,995          347
      8,500M     Schering-Plough Corp., 4/27/2000                        5.82     8,464,085          490
--------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                         Interest                 $10,000 of
      Amount     Security                                               Rate*         Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CORPORATE NOTES (continued)
    $ 1,300M     Wal-Mart Stores, Inc., 7/15/2000                       6.18%  $  1,309,960      $    76
      1,000M     Wal-Mart Stores, Inc., 7/15/2000                       6.27      1,007,663           58
      1,500M     Walt Disney Co., 3/30/2001                             6.76      1,494,874           87
        500M     Walt Disney Co., 4/17/2000                             5.81        499,927           29
      5,000M     Walt Disney Co., 4/17/2000                             5.88      4,999,270          289
--------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $152,162,157)                              152,162,157        8,808
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS--12.7%
      5,000M     Fannie Mae, 5/4/2000                                   5.81      4,973,211          288
      5,000M     Fannie Mae, 5/25/2000                                  5.85      4,955,896          287
      2,000M     Federal Home Loan Bank, 4/20/2000                      5.07      1,999,873          116
      1,070M     Federal Home Loan Bank, 8/23/2000                      5.97      1,065,918           62
      9,000M     Freddie Mac, 5/25/2000                                 5.83      8,920,821          516
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $21,915,719)                                                             21,915,719        1,269
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $174,077,876) +                       100.8%   174,077,876       10,077
Excess of Liabilities Over Other Assets                                 (0.8)    (1,324,063)         (77)
--------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%  $172,753,813      $10,000
========================================================================================================

* The interest rates shown for the corporate notes and U.S. Government agency obligations are the effective rates at the time of purchase by the Fund.
+ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED CERTIFICATES--94.0%
                 Federal National Mortgage Association--12.9%
   $ 16,679M       8%, 9/1/2027-4/1/2030                                       $ 16,735,550      $ 1,289
                 Government National Mortgage Association I
                 Program--39.4%
     15,605M       6.50%, 1/15/2029-5/15/2029                                    14,727,627        1,134
     30,486M       7%, 7/15/2027-11/15/2028                                      29,554,997        2,275
      6,990M       7.50%, 1/15/2030                                               6,930,940          534
                 Government National Mortgage Association II
                 Program--41.7%
     42,718M       7%, 6/20/2023-10/20/2029                                      41,225,865        3,173
     13,004M       7.50%, 12/20/2022-10/20/2023                                  12,893,368          993
--------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $125,303,710)                 122,068,347        9,398
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--5.8%
      3,500M     PepsiCo, Inc., 6.10% 4/7/2000                                    3,496,441          269
      4,000M     Pitney Bowes Credit Corp., 6.04%, 4/4/2000                       3,997,986          308
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $7,494,427)                       7,494,427          577
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $132,798,137)               99.8%              129,562,774        9,975
Other Assets, Less Liabilities                                0.2                   319,915           25
--------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%             $129,882,689      $10,000
========================================================================================================

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS--88.9%
                 Aerospace/Defense--5.0%
      $ 700M     Precision Castparts Corp., 8.75%, 2005                           $ 703,410        $ 129
        700M     Raytheon Co., 6.15%, 2008                                          621,089          114
        750M     Rockwell International Corp., 8.375%, 2001                         757,673          139
        700M     Thiokol Corp., 6.625%, 2008                                        638,103          117
--------------------------------------------------------------------------------------------------------
                                                                                  2,720,275          499
--------------------------------------------------------------------------------------------------------
                 Apparel/Textiles/Shoes--.5%
        250M     VF Corp., 9.50%, 2001                                              255,780           47
--------------------------------------------------------------------------------------------------------
                 Automotive --5.1%
        725M     DaimlerChrysler NA Holdings Corp., 7.20%, 2009                     708,955          130
        800M     Goodyear Tire & Rubber Co., 8.50%, 2007                            811,079          148
        650M     Lear Corp., 7.96%, 2005                                            607,360          111
        730M     Navistar International Corp., 8%, 2008                             680,725          125
--------------------------------------------------------------------------------------------------------
                                                                                  2,808,119          514
--------------------------------------------------------------------------------------------------------
                 Chemicals--2.6%
        750M     Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                      774,338          142
        700M     Lubrizol Corp., 7.25%, 2025                                        669,045          122
--------------------------------------------------------------------------------------------------------
                                                                                  1,443,383          264
--------------------------------------------------------------------------------------------------------
                 Conglomerates--1.3%
        700M     Hanson Overseas BV, 7.375%, 2003                                   694,733          127
--------------------------------------------------------------------------------------------------------
                 Consumer Products--1.7%
        300M     Dial Corp., 6.50%, 2008                                            277,687           51
        735M     Mattel, Inc., 6%, 2003                                             673,283          123
--------------------------------------------------------------------------------------------------------
                                                                                    950,970          174
--------------------------------------------------------------------------------------------------------
                 Electric Utilities--9.9%
        750M     Baltimore Gas & Electric Co., 6.50%, 2003                          731,363          134
        735M     Consumers Energy Co., 6.375%, 2008                                 664,301          122
        800M     Kansas Gas & Electric Co., 7.60%, 2003                             797,992          146
        547M     Niagara Mohawk Holdings, Inc., 7.625%, 2005                        533,059           98
        725M     Northwestern Public Service Co., 7.10%, 2005                       710,048          130
        311M     Old Dominion Electric Cooperative, 7.97%, 2002                     312,908           57
        750M     Philadelphia Electric Co., 8%, 2002                                755,155          138
        925M     Southwestern Electric Power Co., 7%, 2007                          892,717          163
--------------------------------------------------------------------------------------------------------
                                                                                  5,397,543          988
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Energy--4.8%
      $ 700M     Baroid Corp., 8%, 2003                                           $ 714,845        $ 131
        500M     Mobil Corp., 8.625%, 2021                                          566,158          104
        725M     Occidental Petroleum Corp., 6.40%, 2013                            691,118          127
        750M     Phillips Petroleum Co., 7.20%, 2023                                642,480          117
--------------------------------------------------------------------------------------------------------
                                                                                  2,614,601          479
--------------------------------------------------------------------------------------------------------
                 Entertainment/Leisure--1.9%
        350M     Time Warner, Inc., 6.875%, 2018                                    310,912           57
        700M     Walt Disney Co., 7.30%, 2005                                       699,213          128
--------------------------------------------------------------------------------------------------------
                                                                                  1,010,125          185
--------------------------------------------------------------------------------------------------------
                 Financial Services--11.0%
        700M     Bank of America Corp., 7.80%, 2010                                 706,712          129
        700M     Chemical Bank, 7%, 2005                                            679,069          124
        800M     Citicorp, 8%, 2003                                                 808,920          148
        800M     First Union Corp., 7.70%, 2005                                     805,600          147
        750M     Fleet Capital Trust II, 7.92%, 2026                                700,585          128
        775M     Huntington National Bank, 8%, 2010                                 769,958          141
        750M     Republic NY Corp., 7.75%, 2009                                     746,890          137
        775M     Washington Mutual, Inc., 8.25%, 2010                               776,922          142
--------------------------------------------------------------------------------------------------------
                                                                                  5,994,656        1,096
--------------------------------------------------------------------------------------------------------
                 Food/Beverages/Tobacco--7.6%
        750M     Anheuser-Busch Companies, Inc., 7%, 2005                           730,863          134
        550M     Coca-Cola Enterprises, Inc., 7.875%, 2002                          554,604          102
        700M     Hershey Foods Corp., 6.70%, 2005                                   688,372          126
        725M     Pepsi Bottling Group, Inc., 7%, 2029                               657,141          120
        900M     Philip Morris Companies, Inc., 7.125%, 2002                        867,929          159
        650M     Universal Corp., 9.25%, 2001                                       658,679          120
--------------------------------------------------------------------------------------------------------
                                                                                  4,157,588          761
--------------------------------------------------------------------------------------------------------
                 Gas Transmission--2.5%
        700M     Columbia Energy Group, 6.80%, 2005                                 670,132          123
        700M     Enron Corp., 7.125%, 2007                                          671,080          123
--------------------------------------------------------------------------------------------------------
                                                                                  1,341,212          246
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2000

--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Healthcare--3.8%
      $ 725M     Johnson & Johnson, 6.625%, 2009                                  $ 702,009        $ 129
        750M     Tenet Healthcare Corp., 8.625%, 2007                               716,250          131
        700M     Warner-Lambert Co., 6%, 2008                                       655,878          120
--------------------------------------------------------------------------------------------------------
                                                                                  2,074,137          380
--------------------------------------------------------------------------------------------------------
                 Information Technology/Office Equipment--1.3%
        725M     Xerox Corp., 7.20%, 2016                                           695,168          127
--------------------------------------------------------------------------------------------------------
                 Investment/Finance Companies--5.2%
        700M     Associates Corp. of North America, 7.875%, 2001                    704,536          129
        750M     Ford Motor Credit Co., 7.50%, 2005                                 748,323          137
        700M     General Electric Capital Corp., 7.875%, 2006                       721,342          132
        700M     General Motors Acceptance Corp., 6.625%, 2005                      669,328          123
--------------------------------------------------------------------------------------------------------
                                                                                  2,843,529          521
--------------------------------------------------------------------------------------------------------
                 Media--5.2%
        750M     Cox Enterprises, Inc., 8%, 2007 +                                  752,103          138
        700M     New York Times Co., Inc., 7.625%, 2005                             713,665          131
        750M     News America Holdings, Inc., 8.50%, 2005                           771,377          141
        700M     PanAmSat Corp., 6.375%, 2008                                       624,756          114
--------------------------------------------------------------------------------------------------------
                                                                                  2,861,901          524
--------------------------------------------------------------------------------------------------------
                 Miscellaneous--.9%
        600M     Allied Waste, Inc. N.A., 7.625%, 2006                              495,000           91
--------------------------------------------------------------------------------------------------------
                 Retail - Food/Drug--2.3%
        700M     Kroger Co., 7%, 2018                                               619,765          113
        650M     Safeway, Inc., 7.25%, 2004                                         642,152          118
--------------------------------------------------------------------------------------------------------
                                                                                  1,261,917          231
--------------------------------------------------------------------------------------------------------
                 Retail - General Merchandise--2.5%
        700M     Federated Department Stores, Inc., 7.45%, 2017                     658,925          120
        700M     Wal-Mart Stores, Inc., 8%, 2006                                    730,853          134
--------------------------------------------------------------------------------------------------------
                                                                                  1,389,778          254
--------------------------------------------------------------------------------------------------------
                 Telecommunications--11.9%
        725M     AT&T Corp., 6%, 2009                                               656,342          120
        725M     Global Crossing Holding, Ltd., 9.125%, 2006 +                      694,188          127
        725M     Metromedia Fiber Network, Inc., 10%, 2009                          695,094          127
        725M     MetroNet Communications Corp., 0%-9.95%, 2008                      572,750          105
---------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Telecommunications (continued)
     $  700M     New York Telephone Co., 7.25%, 2024                            $   632,312      $   116
      1,000M     Pacific Bell Telephone Co., 7%, 2004                               985,740          180
        725M     Sprint Capital Corp., 6.125%, 2008                                 658,566          121
        750M     Vodafone AirTouch, PLC, 7.75%, 2010 +                              757,225          139
        800M     WorldCom, Inc., 8.875%, 2006                                       833,614          153
--------------------------------------------------------------------------------------------------------
                                                                                  6,485,831        1,188
--------------------------------------------------------------------------------------------------------
                 Transportation--1.9%
        400M     Eletson Holdings, Inc., 9.25%, 2003                                362,000           66
        700M     Norfolk Southern Corp., 7.35%, 2007                                683,225          125
--------------------------------------------------------------------------------------------------------
                                                                                  1,045,225          191
--------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $50,247,110)                                48,541,471        8,887
--------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--1.3%
                 Housing
        800M     Virginia State Housing Dev. Auth., 6.51%, 2019
                   (cost $688,657)                                                  717,000          131
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS--1.4%
        750M     Federal Home Loan Bank, 8%, 2010
                   (cost $750,000)                                                  752,678          138
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--5.4%
      1,000M     United States Treasury Notes, 7.875%, 2004                       1,059,375          194
      2,000M     United States Treasury Notes, 5.625%, 2008                       1,921,250          352
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $3,100,859)                      2,980,625          546
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--2.0%
      1,100M     PepsiCo, Inc., 6.10%, 4/7/2000
                   (cost $1,098,881)                                              1,098,881          201
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $55,885,507)                99.0%               54,090,655        9,903
Other Assets, Less Liabilities                                1.0                   532,528           97
--------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%              $54,623,183      $10,000
========================================================================================================

+ See Note 4

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS--85.6%
                 Aerospace/Defense--1.4%
    $ 2,000M     Burke Industries, Inc., 10%, 2007                              $   890,000         $ 16
      3,000M     DeCrane Aircraft Holdings, Inc., 12%, 2008                       2,655,000           48
      1,600M     L-3 Communications Corp., 10.375%, 2007                          1,592,000           29
      3,000M     L-3 Communications Corp., 8%, 2008                               2,595,000           47
--------------------------------------------------------------------------------------------------------
                                                                                  7,732,000          140
--------------------------------------------------------------------------------------------------------
                 Agricultural Products--1.0%
      6,900M     Terra Industries, Inc., 10.50%, 2005                             5,244,000           96
--------------------------------------------------------------------------------------------------------
                 Apparel/Textiles--2.1%
      4,480M     GFSI, Inc., 9.625%, 2007                                         2,889,600           52
      7,750M     Polymer Group, Inc., 9%, 2007                                    6,858,750          124
      2,250M     Worldtex, Inc., 9.625%, 2007                                     1,721,250           31
--------------------------------------------------------------------------------------------------------
                                                                                 11,469,600          207
--------------------------------------------------------------------------------------------------------
                 Automotive --2.3%
      4,000M     Accuride Corp., 9.25%, 2008                                      3,420,000           62
      4,950M     Cambridge Industries, Inc., 10.25%, 2007 ++                        816,750           15
      2,800M     Collins & Aikman Products Co., 11.50%, 2006                      2,674,000           48
      2,000M     Cooperative Computing, Inc., 9%, 2008                              570,000           10
      4,200M     Exide Corp., 10%, 2005                                           4,053,000           73
      5,795M     Safelite Glass Corp., 9.875%, 2006 ++                              144,875            3
      2,500M     Special Devices, Inc., 11.375%, 2008                             1,137,500           21
--------------------------------------------------------------------------------------------------------
                                                                                 12,816,125          232
--------------------------------------------------------------------------------------------------------
                 Building Materials--.8%
      2,500M     American Architectural Products Corp., 11.75%, 2007                637,500           11
      4,000M     Nortek, Inc., 9.125%, 2007                                       3,660,000           66
--------------------------------------------------------------------------------------------------------
                                                                                  4,297,500           77
--------------------------------------------------------------------------------------------------------
                 Chemicals--6.3%
      8,550M     AEP Industries, Inc., 9.875%, 2007                               6,840,000          123
      9,800M     Huntsman Polymers Corp., 11.75%, 2004                           10,192,000          184
      5,350M     Hydrochem Industrial Services, Inc., 10.375%, 2007               4,146,250           75
      9,500M     Lyondell Chemical Co., 10.875%, 2009                             8,977,500          162
      1,500M     Precise Technology, Inc., 11.125%, 2007                          1,327,500           24
      4,500M     Texas Petrochemicals Corp., 11.125%, 2006                        3,712,500           67
--------------------------------------------------------------------------------------------------------
                                                                                 35,195,750          635
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Products--3.1%
    $ 3,420M     AKI, Inc., 10.50%, 2008                                        $ 2,924,100         $ 53
      4,500M     Chattem, Inc., 8.875%, 2008                                      3,825,000           69
      2,050M     Corning Consumer Products Co., 9.625%, 2008                      1,353,000           24
      6,870M     Herff Jones, Inc., 11%, 2005                                     7,196,325          130
      2,135M     Hines Horticulture, Inc., 11.75%, 2005                           2,102,975           38
--------------------------------------------------------------------------------------------------------
                                                                                 17,401,400          314
--------------------------------------------------------------------------------------------------------
                 Containers/Packaging--1.7%
      3,250M     Radnor Holdings Corp., 10%, 2003                                 2,778,750           50
      4,450M     Tekni-Plex, Inc., 9.25%, 2008                                    4,249,750           77
      2,200M     U.S. Can Corp., 10.125%, 2006                                    2,321,000           42
--------------------------------------------------------------------------------------------------------
                                                                                  9,349,500          169
--------------------------------------------------------------------------------------------------------
                 Durable Goods Manufacturing--1.0%
      1,750M     Amtrol, Inc., 10.625%, 2006                                      1,653,750           30
      1,500M     Columbus McKinnon Corp., 8.50%, 2008                             1,335,000           24
      2,500M     Day International Group, Inc., 11.125%, 2005                     2,487,500           45
--------------------------------------------------------------------------------------------------------
                                                                                  5,476,250           99
--------------------------------------------------------------------------------------------------------
                 Electronics/Instruments/Components--.7%
      4,000M     Advanced Micro Devices, Inc., 11%, 2003                          4,020,000           72
--------------------------------------------------------------------------------------------------------
                 Energy--2.2%
      3,750M     Giant Industries, Inc., 9.75%, 2003                              3,614,062           65
      3,750M     Gulf Canada Resources, Ltd., 9.625%, 2005                        3,768,750           68
      2,000M     RBF Finance Co., 11.375%, 2009                                   2,130,000           38
      3,000M     Tesoro Petroleum Corp., 9%, 2008                                 2,790,000           50
--------------------------------------------------------------------------------------------------------
                                                                                 12,302,812          221
--------------------------------------------------------------------------------------------------------
                 Entertainment/Leisure--2.8%
      1,000M     Bell Sports, Inc., 11%, 2008                                       985,000           18
      3,890M     Carmike Cinemas, Inc., 9.375%, 2009                              2,470,150           45
      4,000M     KSL Recreation Group, Inc., 10.25%, 2007                         3,780,000           68
      4,000M     Loews Cineplex Entertainment Corp., 8.875%, 2008                 2,520,000           45
      7,700M     Outboard Marine Corp., 10.75%, 2008                              5,813,500          105
--------------------------------------------------------------------------------------------------------
                                                                                 15,568,650          281
--------------------------------------------------------------------------------------------------------
                 Financial --.6%
      4,500M     Bay View Capital Corp., 9.125%, 2007                             3,543,750           64
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Food Service--.8%
    $ 5,000M     Domino's, Inc., 10.375%, 2009                                  $ 4,593,750         $ 83
--------------------------------------------------------------------------------------------------------
                 Food/Beverage/Tobacco--1.8%
      5,000M     Canandaigua Brands, Inc., 8.50%, 2009                            4,650,000           84
      3,500M     Di Giorgio Corp., 10%, 2007                                      3,132,500           56
      2,000M     International Home Foods, Inc., 10.375%, 2006                    1,970,000           36
--------------------------------------------------------------------------------------------------------
                                                                                  9,752,500          176
--------------------------------------------------------------------------------------------------------
                 Gaming/Lodging--1.6%
        250M     Hollywood Park, Inc., 9.25%, 2007                                  246,250            4
      1,550M     Isle of Capri Casinos, Inc., 8.75%, 2009                         1,364,000           25
      3,500M     Park Place Entertainment Corp., 9.375%, 2007 +                   3,430,500           62
      4,000M     Prime Hospitality Corp., 9.25%, 2006                             3,960,000           71
--------------------------------------------------------------------------------------------------------
                                                                                  9,000,750          162
--------------------------------------------------------------------------------------------------------
                 Healthcare--4.0%
      2,250M     ALARIS Medical Systems, Inc., 9.75%, 2006                        1,811,250           33
      3,750M     Conmed Corp., 9%, 2008                                           3,431,250           62
      5,200M     Fisher Scientific International, Inc., 9%, 2008                  4,732,000           85
      4,400M     Genesis Health Ventures, Inc., 9.75%, 2005 ++                      462,000            8
      5,750M     Integrated Health Services, Inc., 10.25%, 2006 ++                  258,750            5
      1,400M     Leiner Health Products, Inc., 9.625%, 2007                       1,043,000           19
      6,689M     Owens & Minor, Inc., 10.875%, 2006                               6,889,670          124
      1,500M     Packard Bioscience, Inc., 9.375%, 2007                           1,342,500           24
      2,300M     Tenet Healthcare Corp., 8.625%, 2007                             2,196,500           40
--------------------------------------------------------------------------------------------------------
                                                                                 22,166,920          400
--------------------------------------------------------------------------------------------------------
                 Information Technology/Office Equipment--3.1%
      4,400M     ChipPac International, Ltd., 12.75%, 2009 +                      4,647,500           84
      5,500M     Exodus Communications, Inc., 10.75%, 2009                        5,513,750           99
      4,200M     Rhythyms NetConnections, Inc., 12.75%, 2009                      3,465,000           62
      4,000M     Rhythyms NetConnections, Inc., 14%, 2010 +                       3,460,000           62
--------------------------------------------------------------------------------------------------------
                                                                                 17,086,250          307
--------------------------------------------------------------------------------------------------------
                 Media (Cable TV/Broadcasting)--12.2%
      2,000M     Century Communications Corp., 9.50%, 2005                        1,970,000           36
      5,000M     Charter Communications Holdings, LLC,
                   8.625%, 2009                                                   4,362,500           79
      1,000M     Charter Communications Holdings, LLC,
                   10%, 2009 +                                                      962,500           17
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Media (Cable TV/Broadcasting) (continued)
    $ 2,000M     Charter Communications Holdings, LLC,
                   10.25%, 2010 +                                               $ 1,925,000         $ 35
      5,000M     Comcast United Kingdom Cable Partners, Ltd.,
                   0%-11.20%, 2007                                                4,712,500           85
      4,750M     Diamond Cable Communications PLC,
                   0%-11.75%, 2005                                                4,429,375           80
      7,650M     Diva Systems Corp., 0%-12.625%, 2008                             4,398,750           79
     15,200M     Echostar DBS, 9.375%, 2009                                      14,668,000          265
      2,550M     Grupo Televisa, SA, 11.875%, 2006                                3,047,250           55
      6,500M     Mediacom LLC/Mediacom Capital Corp., 8.50%, 2008                 6,012,500          108
      4,000M     Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                3,480,000           63
      2,000M     NTL, Inc., 11.50%, 2008                                          2,100,000           38
      1,385M     Rogers Communications, Inc., 9.125%, 2006                        1,378,075           25
      2,700M     Rogers Communications, Inc., 8.875%, 2007                        2,632,500           47
      3,000M     Sinclair Broadcasting Group, Inc., 10%, 2005                     2,835,000           51
      5,850M     Star Choice Communications, Inc., 13%, 2005                      5,835,375          105
      3,000M     Young Broadcasting Corp., 10.125%, 2005                          2,955,000           53
--------------------------------------------------------------------------------------------------------
                                                                                 67,704,325        1,221
--------------------------------------------------------------------------------------------------------
                 Media (Other)--3.0%
      2,000M     Garden State Newspapers, Inc., 8.75%, 2009                       1,750,000           32
      2,000M     Garden State Newspapers, Inc., 8.625%, 2011                      1,710,000           31
      3,250M     Mail-Well I Corp., 8.75%, 2008                                   2,811,250           51
      8,000M     MDC Communications Corp., 10.50%, 2006                           7,560,000          136
      3,000M     Von Hoffman Press, Inc., 10.875%, 2007 +                         2,850,000           51
--------------------------------------------------------------------------------------------------------
                                                                                 16,681,250          301
--------------------------------------------------------------------------------------------------------
                 Mining/Metals--3.4%
      2,500M     Commonwealth Aluminum Corp., 10.75%, 2006                        2,487,500           45
      3,700M     CSN Iron, SA, 9.125%, 2007 +                                     3,117,250           56
      5,800M     Euramax International PLC, 11.25%, 2006                          5,684,000          103
      3,000M     Murrin Murrin Holdings Property, Ltd., 9.375%, 2007              2,535,000           46
      2,000M     Renco Metals, Inc., 11.50%, 2003                                   910,000           16
        250M     WCI Steel, Inc., 10%, 2004                                         245,000            4
      4,000M     Wheeling-Pittsburgh Corp., 9.25%, 2007                           3,600,000           65
--------------------------------------------------------------------------------------------------------
                                                                                 18,578,750          335
--------------------------------------------------------------------------------------------------------
                 Miscellaneous--2.3%
      3,500M     Allied Waste, Inc. NA., 10%, 2009                                2,607,500           47
      1,500M     Iron Mountain, Inc., 10.125%, 2006                               1,462,500           26
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Miscellaneous (continued)
    $ 5,825M     Kindercare Learning Centers, Inc., 9.50%, 2009                 $ 5,271,625         $ 95
      2,000M     Loomis Fargo & Co., 10%, 2004                                    1,960,000           35
      1,286M     Pierce Leahy Corp., 11.125%, 2006                                1,314,935           24
--------------------------------------------------------------------------------------------------------
                                                                                 12,616,560          227
--------------------------------------------------------------------------------------------------------
                 Paper/Forest Products--5.1%
      4,000M     Container Corp., 11.25%, 2004                                    4,060,000           73
      1,650M     Fonda Group, Inc., 9.50%, 2007                                   1,377,750           25
      5,950M     Packaging Corp. of America, 9.625%, 2009                         5,875,625          106
      7,500M     Riverwood International Corp., 10.25%, 2006                      7,378,125          133
      6,452M     S.D. Warren Co., Inc., 14%, 2006                                 7,193,889          130
      2,400M     Stone Container Corp., 10.75%, 2002                              2,412,000           43
--------------------------------------------------------------------------------------------------------
                                                                                 28,297,389          510
--------------------------------------------------------------------------------------------------------
                 Real Estate/Construction--.5%
      6,600M     Cathay International, Ltd., 13%, 2008 +                          3,036,000           55
--------------------------------------------------------------------------------------------------------
                 Retail - General Merchandise--.7%
      4,000M     Big 5 Corp., 10.875%, 2007                                       3,780,000           68
--------------------------------------------------------------------------------------------------------
                 Telecommunications--19.2%
      3,850M     21st Century Telecom Group, Inc., 0%-12.25%, 2008                2,666,125           48
      9,500M     E. Spire Communications, Inc., 0%-13%, 2005                      4,940,000           89
      5,000M     Global Crossing Holding, Ltd., 9.50%, 2009 +                     4,850,000           87
      4,600M     GST USA, Inc., 0%-13.875%, 2005                                  2,461,000           44
      4,000M     Hyperion Telecommunications, Inc., 0%-13%, 2003                  3,665,000           66
      2,400M     ICG Services, Inc., 0%-10%, 2008                                 1,278,000           23
      5,000M     Intermedia Communications, Inc., 8.50%, 2008                     4,600,000           83
      8,000M     Level 3 Communications, Inc., 9.125%, 2008                       6,940,000          125
      3,000M     Level 3 Communications, Inc., 0%-12.875%, 2010 +                 1,485,000           27
      2,500M     McCaw International, Ltd., 0%-13%, 2007                          1,825,000           33
      2,250M     Netia Holdings BV, 0%-11.25%, 2007                               1,569,375           28
      5,000M     Nextel Communications, Inc., 0%-9.95%, 2008                      3,387,500           61
      7,000M     Nextlink Communications, Inc., 12.50%, 2006                      7,245,000          131
      2,750M     Nextlink Communications, Inc., 0%-9.45%, 2008                    1,650,000           30
      7,000M     OmniPoint Corporation, 11.625%, 2006                             7,455,000          134
      7,300M     Orion Network Systems, Inc., 11.25%, 2007                        5,821,750          105
      6,350M     Pac-West Telecommunications, Inc., 13.50%, 2009                  6,572,250          119
      1,800M     Powertel, Inc., 0%-12%, 2006                                     1,629,000           29
      4,000M     Powertel, Inc., 11.125%, 2007                                    4,100,000           74
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Telecommunications (continued)
    $ 2,200M     Qwest Communications International, Inc.,
                   0%-9.47%, 2007                                               $ 1,760,000         $ 32
      9,000M     RCN Corp., 0%-11.125%, 2007                                      5,805,000          105
        300M     RCN Corp., 0%-11%, 2008                                            178,500            3
      4,500M     Tritel PCS, Inc., 0%-12.75%, 2009                                2,790,000           50
      8,000M     Triton Communications, LLC, 0%-11%, 2008                         5,440,000           98
      5,500M     Viatel, Inc., 0%-12.50%, 2008                                    3,038,750           55
        250M     VoiceStream Wireless Corp., 0%-11.875%, 2009 +                     151,250            3
      4,500M     Williams Communications Group, Inc.,
                   10.875%, 2009                                                  4,466,250           81
      5,800M     World Access, Inc., 13.25%, 2008                                 4,959,000           89
      4,000M     Worldwide Fiber, Inc., 12%, 2009                                 3,780,000           68
--------------------------------------------------------------------------------------------------------
                                                                                106,508,750        1,920
--------------------------------------------------------------------------------------------------------
                 Transportation--1.9%
      2,500M     American Commercial Lines, LLC, 10.25%, 2008                     2,075,000           37
      9,250M     Eletson Holdings, Inc., 9.25%, 2003                              8,371,250          151
--------------------------------------------------------------------------------------------------------
                                                                                 10,446,250          188
--------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $550,437,072)                              474,666,781        8,560
--------------------------------------------------------------------------------------------------------
                 CONVERTIBLE BONDS--.5%
                 Chemicals--.2%
      2,000M     Hexcel Corp., 7%, 2003                                           1,367,500           25
--------------------------------------------------------------------------------------------------------
                 Media (Other)--.3%
      2,000M     Mail-Well, Inc., 5%, 2002                                        1,617,500           29
--------------------------------------------------------------------------------------------------------
Total Value of Convertible Bonds (cost $3,742,620)                                2,985,000           54
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--1.2%
                 Media (Cable TV/Broadcasting)--1.1%
     75,577    * Echostar Communications Corp. - Class A                          5,970,583          108
--------------------------------------------------------------------------------------------------------
                 Telecommunications--.1%
      4,090    * Viatel, Inc.                                                       205,267            4
     18,224    * World Access, Inc.                                                 348,539            6
--------------------------------------------------------------------------------------------------------
                                                                                    553,806           10
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $345,886)                                      6,524,389          118
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
    Shares,                                                                                     For Each
   Warrants                                                                                   $10,000 of
   or Units      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 PREFERRED STOCKS--3.2%
                 Financial --.2%
     40,800      Astoria Financial Corp., 12%, Series B                         $ 1,234,200         $ 22
--------------------------------------------------------------------------------------------------------
                 Media (Cable TV/Broadcasting)--3.0%
    153,043      CSC Holdings, Inc., 11.125%, PIK, Series M                      16,498,082          298
--------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $16,792,437)                               17,732,282          320
--------------------------------------------------------------------------------------------------------
                 WARRANTS--0.3%
                 Aerospace/Defense--.0%
      3,000    * DeCrane DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) +         3,000           --
--------------------------------------------------------------------------------------------------------
                 Media (Cable TV/Broadcasting)--.2%
     22,950    * Diva Systems Corp. (expiring 3/1/08)                               550,800           10
    135,486    * Star Choice Communications, Inc. (expiring 12/15/05) +             355,653            6
--------------------------------------------------------------------------------------------------------
                                                                                    906,453           16
--------------------------------------------------------------------------------------------------------
                 Mining/Metals--.0%
        200    * Gulf State Steel Acquisition Corp. (expiring 4/15/03) +                 --           --
--------------------------------------------------------------------------------------------------------
                 Paper/Forest Products--.0%
    139,200    * S.D. Warren Co., Inc. (expiring 12/15/06) +                             --           --
--------------------------------------------------------------------------------------------------------
                 Telecommunications--.1%
     11,500    * E. Spire Communications, Inc. (expiring 11/1/05)                   460,000            8
      3,400    * McCaw International, Ltd. (expiring 4/15/07)                         8,500           --
      5,600    * Powertel, Inc. (expiring 2/1/06)                                   386,400            7
--------------------------------------------------------------------------------------------------------
                                                                                    854,900           15
--------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $10,515)                                            1,764,353           31
--------------------------------------------------------------------------------------------------------
                 UNITS--.8%
                 Mining/Metals--.5%
      2,500      Russel Metals, Inc. **                                           2,487,500           45
--------------------------------------------------------------------------------------------------------
                 Telecommunications--.3%
      3,500      GT Group Telecom, Inc. *** +                                     1,907,500           34
--------------------------------------------------------------------------------------------------------
Total Value of Units (cost $4,383,033)                                            4,395,000           79
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--2.3%
    $ 7,500M     United States Treasury Notes, 7.25%, 2004                     $  7,750,785      $   140
      5,000M     United States Treasury Notes, 7%, 2006                           5,175,000           93
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $13,493,438)                    12,925,785          233
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--4.7%
     13,200M     Duke Energy Corp., 6.04%, 4/4/00                                13,193,350          238
     11,000M     Peoples Gas Light and Coke Co., 6.10%, 4/6/00                   10,990,677          198
      1,650M     Prudential Funding Corp., 5.95%, 4/3/00                          1,649,455           30
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $25,833,482)                     25,833,482          466
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $615,038,483)               98.6%              546,827,072        9,861
Other Assets, Less Liabilities                                1.4                 7,696,423          139
--------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%             $554,523,495      $10,000
========================================================================================================

 *  Non-income producing
**  Each unit consists of one Russel Metals, Inc. 10% $600 guaranteed
    Senior Note due 2009 and one Russel Metals, Inc. USA LLC 10% $400 guaranteed Senior Note due 2009.
*** Each unit consists of one GT Group Telecom, Inc. 0%-13.25% $1,000 guaranteed Senior Note due 2003 and one warrant to buy 4.9106 Class "B" shares.
  + See Note 4
 ++ In default as to principal and/or interest payment

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2000

-------------------------------------------------------------------------------------------------------------
                                                           CASH                     INVESTMENT
                                                     MANAGEMENT      GOVERNMENT          GRADE         INCOME
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                  $174,077,876   $132,798,137    $55,885,507   $615,038,483
                                                   =============  =============  =============  =============
At value (Note 1A)                                  $174,077,876   $129,562,774    $54,090,655   $546,827,072
Cash                                                     519,033        651,599        217,012        628,609
Receivables:
Interest                                               1,164,663        747,701        909,602     13,929,865
Shares sold                                                   --        120,605         22,459        232,730
Investment securities sold                                    --             --        704,199             --
Other assets                                              24,200         27,482             64        232,843
                                                   -------------  -------------  -------------  -------------
Total Assets                                         175,785,772    131,110,161     55,943,991    561,851,119
                                                   -------------  -------------  -------------  -------------

Liabilities
Payables:
Investment securities purchased                        1,806,653             --        771,737      1,407,604
Dividends payable                                        735,184        649,282        267,677      3,962,962
Shares redeemed                                          343,679        460,554        226,870      1,366,713
Accrued advisory fees                                     72,019         66,423         27,945        304,226
Accrued expenses                                          74,424         51,213         26,579        286,119
                                                   -------------  -------------  -------------  -------------
Total Liabilities                                      3,031,959      1,227,472      1,320,808      7,327,624
                                                   -------------  -------------  -------------  -------------
Net Assets                                          $172,753,813   $129,882,689    $54,623,183   $554,523,495
                                                   =============  =============  =============  =============
Net Assets Consist of:
Capital paid in                                     $172,753,813   $154,822,026    $57,202,783   $634,408,956
Undistributed net investment income                           --        179,767         91,194      5,338,969
Accumulated net realized loss on investments                  --    (21,883,741)      (875,942)   (17,013,019)
Net unrealized depreciation in value of
  investments                                                 --     (3,235,363)    (1,794,852)   (68,211,411)
                                                   -------------  -------------  -------------  -------------
Total                                               $172,753,813   $129,882,689    $54,623,183   $554,523,495
                                                   =============  =============  =============  =============
Net Assets:
Class A                                             $170,128,027   $126,982,674    $47,274,227   $532,168,321
Class B                                             $  2,625,786   $  2,900,015    $ 7,348,956   $ 22,355,174

Shares outstanding (Note 6):
Class A                                              170,128,027     11,807,254      5,013,640    141,232,586
Class B                                                2,625,786        269,841        778,607      5,956,906

Net asset value and redemption price per
  share - Class A                                          $1.00+        $10.75          $9.43          $3.77
                                                   =============  =============  =============  =============
Maximum offering price per share - Class A
(Net asset value/.9375)*                                     N/A         $11.47         $10.06          $4.02
                                                   =============  =============  =============  =============
Net asset value and offering price per
  share - Class B (Note 6)                                 $1.00         $10.75          $9.44          $3.75
                                                   =============  =============  =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.
+ Also maximum offering price per share

See notes to financial statements





Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2000

-------------------------------------------------------------------------------------------------------------
                                                           CASH                     INVESTMENT
                                                     MANAGEMENT      GOVERNMENT          GRADE         INCOME
-------------------------------------------------------------------------------------------------------------
Investment Income

Income:
Interest income                                       $4,820,228     $4,943,020     $2,016,459    $21,234,886
Dividends (Note 1F)                                           --             --             --        617,763
                                                   -------------  -------------  -------------  -------------
Total income                                           4,820,228      4,943,020      2,016,459     21,852,649
                                                   -------------  -------------  -------------  -------------

Expenses (Notes 1 and 3):
Advisory fees                                            415,456        685,805        207,993      1,536,510
Distribution plan expenses - Class A                          --        167,674         72,363        600,794
Distribution plan expenses - Class B                      10,542         15,452         36,136         76,106
Shareholder servicing costs                              428,112        158,084         66,631        384,092
Professional fees                                          9,000         20,255          5,991         47,462
Custodian fees                                            25,066         17,275          4,986         19,662
Reports to shareholders                                   46,116          8,264          5,511         24,451
Other expenses                                            20,081         21,099          7,944         26,973
                                                   -------------  -------------  -------------  -------------
Total expenses                                           954,373      1,093,908        407,555      2,716,050
Less: Expenses waived or assumed                        (278,726)      (274,322)       (72,425)            --
      Custodian fees paid indirectly                        (902)       (12,221)        (4,905)       (12,586)
                                                   -------------  -------------  -------------  -------------
Net expenses                                             674,745        807,365        330,225      2,703,464
                                                   -------------  -------------  -------------  -------------
Net investment income                                  4,145,483      4,135,655      1,686,234     19,149,185
                                                   -------------  -------------  -------------  -------------
Realized and Unrealized Gain (Loss) on
Investments (Note 2):
Net realized loss on investments                              --     (2,105,943)      (837,615)    (4,796,441)
Net unrealized depreciation of investments                    --       (223,161)      (477,931)   (13,524,115)
                                                   -------------  -------------  -------------  -------------
Net loss on investments                                       --     (2,329,104)    (1,315,546)   (18,320,556)
                                                   -------------  -------------  -------------  -------------
Net Increase in Net Assets Resulting from
  Operations                                          $4,145,483     $1,806,551      $ 370,688      $ 828,629
                                                   -------------  -------------  -------------  -------------

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS

----------------------------------------------------------------------------------------------------------------------
                                                          CASH MANAGEMENT                        GOVERNMENT
                                            -------------------------------------------  -----------------------------
                                               10/1/99 to      1/1/99 to      1/1/98 to     10/1/99 to     10/1/98 to
                                                  3/31/00        9/30/99       12/31/98        3/31/00        9/30/99
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                         $ 4,145,483    $ 5,281,831    $ 7,183,007    $ 4,135,655    $ 8,610,226
Net realized gain (loss) on investments                --             --            962     (2,105,943)      (212,801)
Net unrealized depreciation of investments             --             --             --       (223,161)    (7,728,801)
                                            -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                     4,145,483      5,281,831      7,183,969      1,806,551        668,624
                                            -------------  -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income-Class A                  (4,085,749)    (5,236,156)    (7,150,694)    (4,016,055)    (8,322,989)
Net investment income-Class B                     (59,734)       (45,675)       (32,313)       (80,542)      (146,529)
Net realized gains-Class A                             --             --           (952)            --             --
Net realized gains-Class B                             --             --            (10)            --             --
                                            -------------  -------------  -------------  -------------  -------------
Total distributions                            (4,145,483)    (5,281,831)    (7,183,969)    (4,096,597)    (8,469,518)
                                            -------------  -------------  -------------  -------------  -------------

Share Transactions *
Class A:
Proceeds from shares sold                     156,341,710    207,642,217    275,726,040      3,142,170     15,464,882
Value of shares issued for acquisitions**              --             --             --             --             --
Reinvestment of distributions                   3,928,520      4,502,460      7,004,723      3,298,897      6,905,530
Cost of shares redeemed                      (157,504,786)  (205,252,197)  (261,823,090)   (17,362,454)   (35,078,160)
                                            -------------  -------------  -------------  -------------  -------------
                                                2,765,444      6,892,480     20,907,673    (10,921,387)   (12,707,748)
                                            -------------  -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                       1,963,064      2,740,803      2,414,995        434,000      1,200,503
Value of shares issued for acquisition**               --             --             --             --             --
Reinvestment of distributions                      55,414         36,167         30,219         65,285        122,997
Cost of shares redeemed                        (2,044,354)    (1,619,923)    (1,217,975)      (763,278)    (1,012,485)
                                            -------------  -------------  -------------  -------------  -------------
                                                  (25,876)     1,157,047      1,227,239       (263,993)       311,015
                                            -------------  -------------  -------------  -------------  -------------
Net increase (decrease) from
share transactions                              2,739,568      8,049,527     22,134,912    (11,185,380)   (12,396,733)
                                            -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets           2,739,568      8,049,527     22,134,912    (13,475,426)   (20,197,627)

Net Assets
Beginning of period                           170,014,245    161,964,718    139,829,806    143,358,115    163,555,742
                                            -------------  -------------  -------------  -------------  -------------
End of period+                               $172,753,813   $170,014,245   $161,964,718   $129,882,689   $143,358,115
                                            =============  =============  =============  =============  =============

+Includes undistributed net investment
 income of                                   $         --   $         --   $         --   $    179,767   $    140,709
                                            =============  =============  =============  =============  =============

 * See pages 26 and 27
** See Note 7

See notes to financial statements



Statement of Changes in Net Assets (continued)
FIRST INVESTORS

------------------------------------------------------------------------------------------------------
                                                    INVESTMENT GRADE                  INCOME
                                            ----------------------------  ----------------------------
                                               10/1/99 to     10/1/98 to     10/1/99 to     10/1/98 to
                                                  3/31/00        9/30/99        3/31/00        9/30/99
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                         $ 1,686,234    $ 3,161,838   $ 19,149,185   $ 40,923,339
Net realized gain (loss) on investments          (837,615)        43,933     (4,796,441)      (807,500)
Net unrealized depreciation of investments       (477,931)    (4,531,517)   (13,524,115)   (26,750,866)
                                            -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                       370,688     (1,325,746)       828,629     13,364,973
                                            -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income-Class A                  (1,463,849)    (2,852,022)   (19,767,212)   (38,097,881)
Net investment income-Class B                    (192,591)      (329,267)      (708,120)    (1,015,407)
Net realized gains-Class A                        (50,935)      (315,829)            --             --
Net realized gains-Class B                         (7,477)       (34,277)            --             --
                                            -------------  -------------  -------------  -------------
Total distributions                            (1,714,852)    (3,531,395)   (20,475,332)   (39,113,288)
                                            -------------  -------------  -------------  -------------

Share Transactions *
Class A:
Proceeds from shares sold                       4,428,621     11,094,669     14,680,988     28,824,653
Value of shares issued for acquisitions**              --             --    174,400,627             --
Reinvestment of distributions                   1,191,943      2,502,015     13,478,214     27,082,488
Cost of shares redeemed                        (6,151,768)   (10,073,591)   (40,068,249)   (52,103,604)
                                            -------------  -------------  -------------  -------------
                                                 (531,204)     3,523,093    162,491,580      3,803,537
                                            -------------  -------------  -------------  -------------

Class B:
Proceeds from shares sold                       1,238,668      3,650,939      3,794,483      7,314,849
Value of shares issued for acquisition**               --             --      7,454,721             --
Reinvestment of distributions                     147,958        270,893        349,690        574,750
Cost of shares redeemed                        (1,190,869)    (1,308,933)    (2,222,920)    (2,187,378)
                                            -------------  -------------  -------------  -------------
                                                  195,757      2,612,899      9,375,974      5,702,221
                                            -------------  -------------  -------------  -------------
Net increase (decrease) from
share transactions                               (335,447)     6,135,992    171,867,554      9,505,758
                                            -------------  -------------  -------------  -------------
Net increase (decrease) in net assets          (1,679,611)     1,278,851    152,220,851    (16,242,557)

Net Assets
Beginning of period                            56,302,794     55,023,943    402,302,644    418,545,201
                                            -------------  -------------  -------------  -------------
End of period+                                $54,623,183    $56,302,794   $554,523,495   $402,302,644
                                            =============  =============  =============  =============

+Includes undistributed net investment
 income of                                    $    91,194    $    61,400   $  5,338,969   $  6,665,116
                                            =============  =============  =============  =============

 * See pages 26 and 27
** See Note 7

See notes to financial statements




Statement of Changes in Net Assets (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------
                                                          CASH MANAGEMENT                        GOVERNMENT
                                            -------------------------------------------  ----------------------------
                                               10/1/99 to      1/1/99 to      1/1/98 to     10/1/99 to     10/1/98 to
                                                  3/31/00        9/30/99       12/31/98        3/31/00        9/30/99
---------------------------------------------------------------------------------------------------------------------
*Shares Issued and Redeemed
Class A:
Sold                                          156,341,710    207,642,217    275,726,040        292,401      1,370,344
Issued for acquisitions**                              --             --             --             --             --
Issued for distributions reinvested             3,928,520      4,502,460      7,004,723        305,813        617,466
Redeemed                                     (157,504,786)  (205,252,197)  (261,823,090)    (1,616,278)    (3,133,789)
                                            -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
  outstanding                                   2,765,444      6,892,480     20,907,673     (1,018,064)    (1,145,979)
                                            =============  =============  =============  =============  =============
Class B:
Sold                                            1,963,064      2,740,803      2,414,995         40,238        107,492
Issued for acquisition**                               --             --             --             --             --
Issued for distributions reinvested                55,414         36,167         30,219          6,057         11,013
Redeemed                                       (2,044,354)    (1,619,923)    (1,217,975)       (70,898)       (90,301)
                                            -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
  outstanding                                     (25,876)     1,157,047      1,227,239        (24,603)        28,204
                                            =============  =============  =============  =============  =============

** See Note 7

See notes to financial statements



Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                                   INVESTMENT GRADE                  INCOME
                                           ----------------------------  ----------------------------
                                              10/1/99 to     10/1/98 to     10/1/99 to     10/1/98 to
                                                 3/31/00        9/30/99        3/31/00        9/30/99
-----------------------------------------------------------------------------------------------------
*Shares Issued and Redeemed
Class A:
Sold                                             467,754      1,100,406      3,768,435      6,963,528
Issued for acquisitions**                             --             --     45,133,723             --
Issued for distributions reinvested              125,386        247,887      3,457,423      6,527,820
Redeemed                                        (649,788)    (1,001,822)   (10,308,977)   (12,582,818)
                                           -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
  outstanding                                    (56,648)       346,471     42,050,604        908,530
                                           =============  =============  =============  =============
Class B:
Sold                                             131,276        361,388        977,976      1,776,869
Issued for acquisition**                              --             --      1,936,922             --
Issued for distributions reinvested               15,549         26,886         90,013        139,057
Redeemed                                        (125,590)      (130,878)      (572,794)      (534,681)
                                           -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
  outstanding                                     21,235        257,396      2,432,117      1,381,245
                                           =============  =============  =============  =============

** See Note 7

See notes to financial statements




Notes to Financial Statements

1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund ("Series Fund"), and First Investors Fund For Income, Inc. ("Income Fund") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for the assets, liabilities and operations of the Fund. Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

On September 29, 1999, the Board of Directors of the Cash Management Fund approved a change in the Fund's fiscal year to September 30.
Previously, the fiscal year-end was December 31.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining values. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors/Trustees.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes. At September 30, 1999, capital loss carryovers were as follows:

                                                  Year Capital Loss Carryovers Expire
                                  ---------------------------------------------------------------------
Fund                Total         2001         2002         2003         2004         2005         2007
----                -----         ----         ----         ----         ----         ----         ----
Government    $19,777,797   $       --  $19,360,488     $     --   $  204,508   $       --     $212,801
Income         11,455,290    1,762,042      390,105      805,124    4,514,945    3,055,280      927,794


C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the accounting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund are allocated among and charged to the assets of each Fund in Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of Income Fund are recognized as dividend income and recorded at the market value of the shares received. During the six months ended March 31, 2000, Income Fund recognized $617,763 from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. For the six months ended March 31, 2000, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $30,614 against custodian charges based on the uninvested cash balances of the Funds.

2. Security Transactions--For the six months ended March 31, 2000, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term U.S. Government obligations and short-term securities) were as follows:

                                                                          Long-Term U.S.
                                     Securities                   Government Obligations
                            ----------------------------    ----------------------------
                                 Cost of        Proceeds         Cost of        Proceeds
Fund                           Purchases      from Sales       Purchases      from Sales
----                        ------------    ------------    ------------    ------------
Government                   $        --     $        --     $36,006,337     $47,599,666
Investment Grade              19,318,345      17,088,826       1,798,516       3,544,645
Income                        39,322,295      55,090,483              --              --


At March 31, 2000, aggregate cost and net unrealized depreciation of securities for federal income tax purposes were as follows:

                                                   Gross           Gross             Net
                               Aggregate      Unrealized      Unrealized      Unrealized
Fund                                Cost    Appreciation    Depreciation    Appreciation
----                        ------------    ------------    ------------    ------------
Government                  $132,798,137     $   184,766     $ 3,420,129     ($3,235,363)
Investment Grade              55,885,507         206,994       2,001,846      (1,794,852)
Income                       615,038,483      11,103,400      79,314,811     (68,211,411)


3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2000, total directors/trustees fees accrued by the Funds amounted to $18,000.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets.

Government Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived 40% of the 1% annual fee on the first $200 million of Government Fund's average daily net assets for the six months ended March 31, 2000.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. FIMCO waived 20% of the .75% annual fee on the first $300 million of the Fund's average daily net assets for the six months ended March 31, 2000.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to
 .66% on average daily net assets over $750 million.

For the six months ended March 31, 2000, total advisory fees accrued to FIMCO by the Funds were $2,845,764 of which $315,921 was waived. In addition, FIMCO assumed $309,552 of the Cash Management and Investment Grade Funds expenses.

For the six months ended March 31, 2000, FIC, as underwriter, received $573,506 in commissions from the sale of shares of the Funds after allowing $64,138 to other dealers. Shareholder servicing costs included $684,374 in transfer agent fees accrued to ADM and $119,539 in IRA custodian fees accrued to FFS. For the six months ended March 31, 2000, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund in the amount of $17,460. In addition, Class B shares are subject to distribution plan fees which are payable monthly to FIC at the annual rate of up to 1% of the Class B shares average daily net assets.

For the six months ended March 31, 2000, FIC received $10,542 in distribution plan fees from the Cash Management Fund, after waiving



$3,513 (or 25% of the fee). Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each of the other Funds is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annual basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

4. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2000, Investment Grade Fund held three 144A securities with an aggregate value of $2,203,516 representing 4.0% of the Fund's net assets and Income Fund held sixteen 144A securities with an aggregate value of $32,181,153 representing 5.8% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk--The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--At March 31, 2000, paid-in capital of the Cash Management Fund amounted to $172,753,813. The Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Of the 5,000,000,000 shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and



2,500,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized by both Government Fund and Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class
B. Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

7. Reorganizations--On March 14, 2000, the First Investors Fund For Income, Inc. ("Income Fund") acquired all of the net assets of the First Investors High Yield Fund, Inc. ("High Yield Fund") and the Executive Investors High Yield Fund ("Executive High Yield Fund") in connection with tax-free reorganizations that were approved by the High Yield Fund and Executive High Yield Fund shareholders. The Income Fund issued 41,380,062 Class A shares and 1,936,922 Class B shares to the High Yield Fund and 3,753,661 Class A shares to the Executive High Yield Fund in connection with the reorganizations. In return, it received net assets of $167,350,876 from the High Yield Fund (which included $21,301,059 of unrealized depreciation and $10,784,903 in accumulated net realized losses) and $14,504,472 in net assets from the Executive High Yield Fund which included $1,748,230 in unrealized depreciation and $256,977 in accumulated net realized losses). The Income Fund's shares were issued at their current net asset values as of the date of the reorganizations. The aggregate net assets of the Income Fund, High Yield Fund and Executive High Yield Fund immediately before the acquisition were $575,064,172 consisting of Income Fund $393,208,824 ($377,900,590 Class
A and $15,308,234 Class B), High Yield Fund $167,350,876 ($159,896,155
Class A and $7,454,721 Class B) and Executive High Yield Fund $14,504,472, respectively.



Financial Highlights

FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                             ----------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
                             ----------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value            Net    Net Realized                                                                     Value
              ----------     Investment  and Unrealized    Total from            Net            Net                  ------------
               Beginning         Income  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         (Loss)     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1995(d)           $ 1.00          $.053           $ --          $.053          $.053           $ --          $.053         $ 1.00
1996(d)             1.00           .048             --           .048           .048             --           .048           1.00
1997(d)             1.00           .049             --           .049           .049             --           .049           1.00
1998(d)             1.00           .048             --           .048           .048             --           .048           1.00
1999(c)             1.00           .032             --           .032           .032             --           .032           1.00
2000(f)             1.00           .025             --           .025           .025             --           .025           1.00

Class B
-------
1995(b)           $ 1.00          $.044           $ --          $.044          $.044           $ --          $.044         $ 1.00
1996(d)             1.00           .040             --           .040           .040             --           .040           1.00
1997(d)             1.00           .041             --           .041           .041             --           .041           1.00
1998(d)             1.00           .041             --           .041           .041             --           .041           1.00
1999(c)             1.00           .027             --           .027           .027             --           .027           1.00
2000(f)             1.00           .021             --           .021           .021             --           .021           1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1995(d)           $10.50          $ .71          $ .82          $1.53          $ .72           $ --          $ .72         $11.31
1996(d)            11.31            .68           (.30)           .38            .64             --            .64          11.05
1997(d)            11.05            .69            .21            .90            .66             --            .66          11.29
1998(a)            11.29            .49            .18            .67            .47             --            .47          11.49
1999(e)            11.49            .63           (.58)           .05            .61             --            .61          10.93
2000(f)            10.93            .33           (.19)           .14            .32             --            .32          10.75

Class B
-------
1995(b)           $10.52          $ .63          $ .80          $1.43          $ .64           $ --          $ .64         $11.31
1996(d)            11.31            .60           (.31)           .29            .56             --            .56          11.04
1997(d)            11.04            .61            .21            .82            .59             --            .59          11.27
1998(a)            11.27            .42            .19            .61            .40             --            .40          11.48
1999(e)            11.48            .54           (.57)          (.03)           .53             --            .53          10.92
2000(f)            10.92            .29           (.18)           .11            .28             --            .28          10.75
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
------------------------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets++                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1995(d)             5.42           $129            .70           5.29           1.18           4.81             --
1996(d)             4.89            134            .70           4.78           1.19           4.29             --
1997(d)             4.98            140            .77           4.87           1.19           4.45             --
1998(d)             4.92            160            .80           5.00           1.14           4.66             --
1999(c)             3.29            158            .80+          4.33+          1.14+          3.99+            --
2000(f)             2.53            170            .80+          5.00+          1.13+          4.67+            --

Class B
-------
1995(b)             4.46           $ .1           1.45+          4.54+          1.93+          4.06+            --
1996(d)             4.11             .1           1.45           4.03           1.94           3.54             --
1997(d)             4.20             .3           1.52           4.12           1.94           3.70             --
1998(d)             4.14              1           1.55           4.25           1.89           3.91             --
1999(c)             2.72              2           1.55+          3.58+          1.89+          3.24+            --
2000(f)             2.15              3           1.55+          4.25+          1.88+          3.92+            --
------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1995(d)            14.98           $217           1.38           6.50           1.61           6.27            163
1996(d)             3.51            187           1.39           6.15           1.64           5.90            121
1997(d)             8.40            170           1.34           6.16           1.64           5.86            134
1998(a)             6.03            161           1.28+          5.71+          1.62+          5.37+            62
1999(e)              .50            140           1.19           5.58           1.57           5.20             99
2000(f)             1.34            127           1.17+          6.05+          1.56+          5.66+            21

Class B
-------
1995(b)            13.94            $ 1           2.13+          5.75+          2.37+          5.51+           163
1996(d)             2.73              1           2.09           5.45           2.34           5.20            121
1997(d)             7.60              2           2.04           5.46           2.34           5.16            134
1998(a)             5.54              3           1.98+          5.01+          2.32+          4.67+            62
1999(e)             (.25)             3           1.93           4.84           2.31           4.46             99
2000(f)             1.04              3           1.92+          5.30+          2.31+          4.91+            21
------------------------------------------------------------------------------------------------------------------




Financial Highlights
FIRST INVESTORS

                             ----------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
                             ----------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                                                                                                Net Asset
                   Value            Net    Net Realized                                                                     Value
              ----------     Investment  and Unrealized    Total from            Net            Net                  ------------
               Beginning         Income  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         (Loss)     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1995(d)           $ 9.24          $ .64          $1.10          $1.74          $ .64           $ --          $ .64         $10.34
1996(d)            10.34            .62           (.39)           .23            .62            .02            .64           9.93
1997(d)             9.93            .62            .25            .87            .61            .03            .64          10.16
1998(a)            10.16            .46            .36            .82            .45             --            .45          10.53
1999(e)            10.53            .57           (.79)          (.22)           .58            .07            .65           9.66
2000(f)             9.66            .29           (.22)           .07            .29            .01            .30           9.43

Class B
-------
1995(b)           $ 9.26          $ .54          $1.10          $1.64          $ .55           $ --          $ .55         $10.35
1996(d)            10.35            .55           (.39)           .16            .55            .02            .57           9.94
1997(d)             9.94            .55            .26            .81            .55            .03            .58          10.17
1998(a)            10.17            .41            .36            .77            .40             --            .40          10.54
1999(e)            10.54            .50           (.79)          (.29)           .51            .07            .58           9.67
2000(f)             9.67            .26           (.23)           .03            .25            .01            .26           9.44
---------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1995(d)           $ 3.81          $ .38          $ .30          $ .68          $ .36           $ --          $ .36         $ 4.13
1996(d)             4.13            .39            .14            .53            .37             --            .37           4.29
1997(d)             4.29            .38            .14            .52            .38             --            .38           4.43
1998(a)             4.43            .29           (.26)           .03            .29             --            .29           4.17
1999(e)             4.17            .40           (.27)           .13            .38             --            .38           3.92
2000(f)             3.92            .16           (.12)           .04            .19             --            .19           3.77

Class B
-------
1995(b)           $ 3.81          $ .31          $ .33          $ .64          $ .32           $ --          $ .32         $ 4.13
1996(d)             4.13            .38            .12            .50            .35             --            .35           4.28
1997(d)             4.28            .34            .15            .49            .35             --            .35           4.42
1998(a)             4.42            .26           (.26)            --            .26             --            .26           4.16
1999(e)             4.16            .37           (.27)           .10            .36             --            .36           3.90
2000(f)             3.90            .16           (.13)           .03            .18             --            .18           3.75
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
------------------------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets++                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1995(d)            19.40           $ 50           1.10           6.43           1.43           6.10             27
1996(d)             2.39             46           1.11           5.96           1.42           5.65             22
1997(d)             9.14             45           1.11           6.18           1.43           5.86             34
1998(a)             8.29             50           1.10+          6.02+          1.40+          5.72+            49
1999(e)            (2.21)            49           1.10           5.70           1.38           5.42             18
2000(f)             0.73             47           1.10+          6.17+          1.34+          5.93+            39

Class B
-------
1995(b)            18.08           $  1           1.80+          5.73+          2.13+          5.40+            27
1996(d)             1.64              2           1.81           5.26           2.12           4.95             22
1997(d)             8.40              3           1.81           5.48           2.13           5.16             34
1998(a)             7.73              5           1.80+          5.32+          2.10+          5.02+            49
1999(e)            (2.90)             7           1.80           5.00           2.08           4.72             18
2000(f)             0.36              7           1.80+          5.47+          2.04+          5.23+            39
------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1995(d)            18.54           $425           1.18           9.53            N/A            N/A             33
1996(d)            13.40            432           1.16           9.27            N/A            N/A             30
1997(d)            12.62            439           1.15           8.63            N/A            N/A             45
1998(a)              .49            410           1.27+          8.68+           N/A            N/A             28
1999(e)             3.13            389           1.29           9.71            N/A            N/A             28
2000(f)             1.04            532           1.27+          9.24+           N/A            N/A             10

Class B
-------
1995(b)            17.46           $  2           1.92+          8.78+           N/A            N/A             33
1996(d)            12.51              3           1.86           8.57            N/A            N/A             30
1997(d)            11.95              6           1.85           7.93            N/A            N/A             45
1998(a)             (.06)             9           1.97+          7.98+           N/A            N/A             28
1999(e)             2.29             14           1.99           9.01            N/A            N/A             28
2000(f)             0.73             22           1.97+          8.54+           N/A            N/A             10
------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges
  + Annualized
 ++ Net of expenses waived or assumed (Note 3).
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period January 1, 1999 to September 30, 1999.
(d) For the calendar year ended December 31.
(e) For the fiscal year ended September 30.
(f) For the period October 1, 1999 to March 31, 2000.

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Government Fund, Investment Grade Fund (a series of First Investors Series Fund), and Fund For Income as of March 31, 2000, the related statement of operations and the statement of changes in net assets and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the First Investors Cash Management Fund,
Government Fund, Investment Grade Fund, and Fund For Income at March 31, 2000, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
April 28, 2000



FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Directors/Trustees
------------------
James J. Coy (Emeritus)

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------
Glenn O. Head
President

George V. Ganter
Vice President

Nancy W. Jones
Vice President

Michael J. O'Keefe
Vice President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.